EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Employee benefits expense	$ 657,000	$ 636,800
Salaries, short-term incentives and other benefits	16,964	14,553
Post-employment benefits	1,634	1,579
Share-based payments	28,631	24,130
Total	$ 47,229	$ 40,262